Cover	Apr. 05, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 05, 2022
Entity Registrant Name	SMART GLOBAL HOLDINGS, INC.
Entity File Number	001-38102
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1013909
Entity Address, Address Line One	c/o Walkers Corporate Limited
Entity Address, Address Line Two	190 Elgin Avenue
Entity Address, City or Town	George Town, Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9008
City Area Code	510
Local Phone Number	623-1231
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.03 par value per share
Trading Symbol	SGH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001616533
Amendment Flag	false